REVENUE	12 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
REVENUE

14.	REVENUE

The following table disaggregates the Group’s revenue by major sources:

	Year ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Engineering solutions of intelligent projects	105,468,974	161,493,007	240,201,874	33,740,957
Operation and maintenance of intelligent projects	12,235,902	10,330,920	9,000,537	1,264,298
Sales of equipment and materials of intelligent systems	1,379,607	1,826,632	2,805,291	394,057
Total	119,084,483	173,650,559	252,007,702	35,399,312

The following table summarizes the Group’s revenues recognized at a point in time or over time:

	Year ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenue recognized at a point in time	1,379,607	1,826,632	2,805,292	394,057
Revenue recognized over time	117,704,876	171,823,927	249,202,410	35,005,255
Total	119,084,483	173,650,559	252,007,702	35,399,312

Revenues with amount of nil, RMB9,736,028 and RMB255,740 (US$35,924) were recognized in the years ended September 30,2023, 2024 and 2025, respectively, which were included in the balance of contract liabilities at the beginning of each year. Remaining unsatisfied performance obligations that will be recognized as revenue by the Group within the following 12 months are RMB62,846,023, RMB21,538,052 and RMB18,048,402 (US$2,535,244) of the remaining performance obligations as of September 30, 2023, 2024 and 2025, respectively, with the remainder recognized thereafter.